FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Hoover Small Cap Equity Fund

Forward Hoover Mini-Cap Fund

Forward Legato Fund

Forward Emerald Opportunities Fund

Forward Global Emerging Markets Fund

Forward International Equity Fund

Forward International Small Companies Fund

Forward Progressive Real Estate Fund

Sierra Club Equity Income Fund

Supplement dated June 21, 2007

(to the Forward Funds Investor and Institutional Class Prospectus and

Statement of Additional Information (“SAI”) dated May 1, 2007)

The following information applies to the Forward Large Cap Equity Fund only:

Appointment of a New Sub-Advisor

At a Regular meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 7, 2007, the Trustees, including all of the Independent Trustees, approved, on behalf of the Forward Large Cap Equity Fund (the “Fund”), a permanent Investment Sub-Advisory Agreement among the Investment Advisor, the Trust and Piedmont Investment Advisors, LLC.

Effective July 11, 2007, the sub-advisor to the Fund will be Piedmont Investment Advisors, LLC. As of July 11, 2007, all references in the Prospectus and SAI to Affinity Investment Advisors, LLC and Morgan Stanley Investment Management, Inc. will be to Piedmont Investment Advisors, LLC (“Piedmont”).

Principal Investment Strategy

Effective July 11, 2007, the following language regarding the principal investment strategy of the Fund will replace the information under the heading “Principal Investment Strategy – Investing in Equity Securities of Companies With Large Market Capitalizations” on page 1 of the Prospectus:

The Forward Large Cap Equity Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common and preferred

FWD000837 - - 607SUP

stock and securities convertible into common or preferred stock, of companies that have large capitalizations. This investment policy and the name of the Fund may not be changed without at least 60 days’ prior written notice to shareholders. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $5 billion. The Fund is a focused portfolio that typically holds 30-40 large capitalization equity securities.

The Fund’s investment strategy combines a disciplined investment process that consists of quantitative modeling techniques, fundamental analysis and risk management. By dynamically monitoring the risk/return profile of the Fund, the sub-advisor seeks to keep portfolio exposure to style and cap at appropriate levels. Security selection, which is the focus of the investment management process, seeks to position the Fund in large cap stocks exhibiting attractive earnings growth and valuation characteristics.

The sub-advisor regularly monitors the portfolio holdings. The sub-advisor will normally sell a stock, although the sub-advisor is not required to do so, when the stock exceeds predetermined valuation targets or when, in the sub-advisor’s opinion, it appears that fundamentals are not progressing as expected or are deteriorating.

Appointment of a New Sub-Advisor

The following replaces the information under the heading “Forward Large Cap Equity Fund” on page 70 of the Prospectus:

Forward Management has engaged the services of Piedmont Investment Advisors, LLC (“Piedmont”) to act as sub-advisor for the Forward Large Cap Equity Fund. Piedmont is located at 411 West Chapel Hill Street, Suite 1100, Durham, NC 27701. As of March 31, 2007, Piedmont had assets under management of $1.5 billion.

Isaac H. Green, CFA, President and Chief Investment Officer of Piedmont, is the Portfolio Manager for the Fund. Mr. Green has managed the Fund since July 11, 2007 and has primary and final responsibility with respect to investment decisions made for the Fund. Mr. Green founded Piedmont in August 2000 and has been the portfolio manager for Piedmont’s Strategic Core product since that time. From 1993 to 2000, Mr. Green was a managing partner at Loomis Sayles & Company, LLC and served on its board of directors. From 1988 to 1993, Mr. Green was Director of Research and Director of Investment Management at NCM Capital Management Group. Mr. Green received an A.B. from Duke University and an M.B.A. from Columbia University.

FWD000837 - - 607SUP

The following replaces the information under the heading “Large Cap Equity Fund” on page 11 of the SAI:

Forward Management has engaged the services of Piedmont Investment Advisors, LLC (“Piedmont”) to act as sub-advisor for the Forward Large Cap Equity Fund. Piedmont is located at 411 West Chapel Hill Street, Suite 1100, Durham, NC 27701. As of March 31, 2007, Isaac H. Green owned 30% of Piedmont. As of March 31, 2007, Piedmont had assets under management of $1.5 billion.

The following information and footnote replace the information regarding the Forward Large Cap Equity Fund in the Sub-Advisory Fee table on page 16 of the SAI:

Fund	Sub-Advisory Fee
Large Cap Equity Fund(7)	0.40% through $500 million
0.375% over $500 million through $1 billion
0.35% over $1 billion

(7)	Prior to May 1, 2007, Affinity Investment Advisors, LLC served as the Sub-Advisor to the Forward Large Cap Equity Fund. Sub-Advisory fees prior to May 1, 2007 were paid to Affinity Investment Advisors, LLC. From May 1, 2007 through July 10, 2007, Morgan Stanley Investment Management, Inc. served as the Sub-Advisor to the Forward Large Cap Equity Fund under an Interim Sub-Advisory Agreement.

The following replaces the information under the heading “Portfolio Managers” on pages 17 - 18 of the SAI:

Piedmont Investment Advisors, LLC: Forward Large Cap Equity Fund

The portfolio manager for the Forward Large Cap Equity Fund is Isaac H. Green, CFA.

FWD000837 - - 607SUP

The tables below include details about the type, number and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Green managed as of March 31, 2007:

Type of Account	Number of Accounts Managed	Total Assets Managed in Millions	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based in Millions
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	24	$908	0	$0

Potential conflicts of interest may arise because Piedmont engages in portfolio management activities for other clients. Piedmont uses a model portfolio management approach in which all accounts are mirrored to a selected model creating substantially equal treatment in terms of investment strategy and investment opportunity. Piedmont’s trading allocation policy is designed to the best of its ability to ensure that the allocation of trades among its client accounts is done in a manner that is fair and equitable to all clients. When consistent with client objectives, orders are aggregated when possible. If a block trade is filled in different lots with the same broker, where possible, Piedmont will arrange for these trades to be average priced to ensure that all the accounts executed at one broker receive the same price.

The portfolio manager’s compensation and incentive program has the following structure: 40-60% Base Salary; 40-60% Performance Bonus.

The Performance Bonus rewards the portfolio manager for having one- and three-year performance that meets or exceeds objectives for excess return for a particular product (i.e., all accounts in a particular model). The Performance Bonus is based on the information ratios generated by all products managed by the individual. Information ratio is a measure of value added by the manager. It is the ratio of (annualized) excess pre-tax return above the benchmark for the product (S&P 500 or Russell 1000) to (annualized) tracking error. The one-year performance bonus is calculated by taking half of the product’s realized information ratio for the past one year. The three-year performance bonus is calculated by taking 100% of the product’s realized information ratio for the past three years. Five-year

FWD000837 - - 607SUP

performance bonuses will be adjusted based on how the five-year pre-tax performance compares to a peer universe.

The portfolio manager is eligible to receive bonuses based upon the growth of the firm.

Effective July 11, 2007, information regarding the ownership of the Forward Funds for the portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio on page 27 of the SAI is amended to delete information with regard to Gregory R. Lai and Jordan Floriani, and the following information is added to the table of ownership of the Funds by the portfolio managers responsible for the day-to-day management of each Fund’s portfolio, and information regarding the aggregate ownership by each such portfolio manager of the Forward Funds on page 27 of the SAI.

Information as of December 31, 2006 (except as noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies*
Isaac H. Green***	Forward Large Cap Equity Fund	A	A

***	Information as of March 31, 2007

The following information regarding proxy voting policies replaces the heading “Affinity Investment Advisors LLC” and the information under that heading on page 29 of the SAI:

Piedmont Investment Advisors, LLC

Piedmont Investment Advisors, LLC has the fiduciary obligation at all times to place the best interest of advisory clients as the sole consideration when voting proxies of portfolio companies. Piedmont Investment Advisors retains the right to vote proxies as deemed appropriate, and may vote proxies through an independent third party. Piedmont Investment Advisors currently uses the Institutional Shareholder Services (“ISS”). Proxy issues shall receive consideration based on all relevant facts and circumstances. As a general rule, Piedmont Investment Advisors shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder

FWD000837 - - 607SUP

influence over the board of directors and management, reduce the alignment of interest between management and shareholders, or reduce the value of shareholders’ investments.

Proxy Review Committee:    Piedmont Investment Advisors has established a Proxy Review committee that has enlisted the services of ISS, to assist with the analysis of voting issues and to carry out the actual voting process. The Proxy Committee considers its fiduciary responsibility to all clients when addressing proxy issues and provides voting instructions to ISS accordingly, taking into account the general policies outlined above. All applicable research, analysis, and other information used by Piedmont Investment Advisors shall be maintained in the same manner and adhere to the applicable laws and regulations for voting client proxies.

Proxy Administrator:    Piedmont Investment Advisors has appointed an individual to serve as Proxy Administrator. The Proxy Administrator, or its designee, will receive, sort, and process proxy materials. The Proxy Administrator maintains adequate proxy voting record keeping systems and provides the Proxy Review Committee with detailed reports regarding proxy voting activities.

In the situations where the proxy voting decision may deviate from Piedmont’s standard and/or is an extenuating circumstance and additional information is needed for deciding how to vote, the Proxy Administrator will address the issue and provide the additional research information to the Management Committee, which meets more frequently than the monthly meeting of the Proxy Review Committee. All relevant information will be considered by the Proxy Review Committee in deciding if a new vote is warranted and in the best interest of clients.

Proxy Voting Service:    Piedmont Investment Advisors currently subscribes to ISS’s Corporate Governance Service, which enables the formulation and updating of proxy voting guidelines, efficient scheduling proxy voting and making sound voting decisions on corporate governance matters at U.S. corporations. Annually Piedmont reviews the guidelines provided to ISS and amends if deemed necessary. The guidelines that Piedmont provides to ISS are what ISS uses to execute the actual voting process. Piedmont provides to ISS on a weekly basis a list of holdings to ensure the voting of any company proxies that are held in clients’ portfolios.

ISS provides research and recommendations to the Proxy Administrator on the issues that would be considered extenuating. The Proxy Administrator, in turn, meets with the Proxy Review Committee and Management Committee to address the voting decision.

FWD000837 - - 607SUP

FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Emerald Growth Fund

Forward Hoover Small Cap Equity Fund

Forward Legato Fund

Forward Emerald Banking and Finance Fund

Forward Emerald Opportunities Fund

Forward International Small Companies

Supplement dated June 21, 2007

(to the Forward Funds Class A and Class C Prospectus and

Statement of Additional Information (“SAI”) dated May 1, 2007)

The following information applies to the Forward Large Cap Equity Fund only:

Appointment of a New Sub-Advisor

At a Regular meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 7, 2007, the Trustees, including all of the Independent Trustees, approved, on behalf of the Forward Large Cap Equity Fund (the “Fund”), a permanent Investment Sub-Advisory Agreement among the Investment Advisor, the Trust and Piedmont Investment Advisors, LLC.

Effective July 11, 2007, the sub-advisor to the Fund will be Piedmont Investment Advisors, LLC. As of July 11, 2007, all references in the Prospectus and SAI to Affinity Investment Advisors, LLC and Morgan Stanley Investment Management, Inc. will be to Piedmont Investment Advisors, LLC (“Piedmont”).

Principal Investment Strategy

Effective July 11, 2007, the following language regarding the principal investment strategy of the Fund will replace the information under the heading “Principal Investment Strategy – Investing in Equity Securities of Companies With Large Market Capitalizations” on page 1 of the Prospectus:

The Forward Large Cap Equity Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common and preferred stock and securities convertible into common or preferred stock, of companies that have large capitalizations. This investment policy and the name of the Fund may not be changed without at least 60 days’ prior

FWD000838 - - 607SUP

written notice to shareholders. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $5 billion. The Fund is a focused portfolio that typically holds 30-40 large capitalization equity securities.

The Fund’s investment strategy combines a disciplined investment process that consists of quantitative modeling techniques, fundamental analysis and risk management. By dynamically monitoring the risk/return profile of the Fund, the sub-advisor seeks to keep portfolio exposure to style and cap at appropriate levels. Security selection, which is the focus of the investment management process, seeks to position the Fund in large cap stocks exhibiting attractive earnings growth and valuation characteristics.

The sub-advisor regularly monitors the portfolio holdings. The sub-advisor will normally sell a stock, although the sub-advisor is not required to do so, when the stock exceeds predetermined valuation targets or when, in the sub-advisor’s opinion, it appears that fundamentals are not progressing as expected or are deteriorating.

Appointment of a New Sub-Advisor

The following replaces the information under the heading “Forward Large Cap Equity Fund” on pages 53 - 54 of the Prospectus:

Forward Management has engaged the services of Piedmont Investment Advisors, LLC (“Piedmont”) to act as sub-advisor for the Forward Large Cap Equity Fund. Piedmont is located at 411 West Chapel Hill Street, Suite 1100, Durham, NC 27701. As of March 31, 2007, Piedmont had assets under management of $1.5 billion.

Isaac H. Green, CFA, President and Chief Investment Officer of Piedmont, is the Portfolio Manager for the Fund. Mr. Green has managed the Fund since July 11, 2007 and has primary and final responsibility with respect to investment decisions made for the Fund. Mr. Green founded Piedmont in August 2000 and has been the portfolio manager for Piedmont’s Strategic Core product since that time. From 1993 to 2000, Mr. Green was a managing partner at Loomis Sayles & Company, LLC and served on its board of directors. From 1988 to 1993, Mr. Green was Director of Research and Director of Investment Management at NCM Capital Management Group. Mr. Green received an A.B. from Duke University and an M.B.A. from Columbia University.

FWD000838 - - 607SUP

The following replaces the information under the heading “Large Cap Equity Fund” on page 12 of the SAI:

Forward Management has engaged the services of Piedmont Investment Advisors, LLC (“Piedmont”) to act as sub-advisor for the Forward Large Cap Equity Fund. Piedmont is located at 411 West Chapel Hill Street, Suite 1100, Durham, NC 27701. As of March 31, 2007, Isaac H. Green owned 30% of Piedmont. As of March 31, 2007, Piedmont had assets under management of $1.5-billion.

The following information and footnote replace the information regarding the Forward Large Cap Equity Fund in the Sub-Advisory Fee table on page 16 of the SAI:

Fund	Sub-Advisory Fee
Large Cap Equity Fund(3)	0.40% through $500 million
0.375% over $500 million through $1 billion
0.35% over $1 billion

(3)	Prior to May 1, 2007, Affinity Investment Advisors, LLC served as the Sub-Advisor to the Forward Large Cap Equity Fund. Sub-Advisory fees prior to May 1, 2007 were paid to Affinity Investment Advisors, LLC. From May 1, 2007 through July 10, 2007, Morgan Stanley Investment Management, Inc. served as the Sub-Advisor to the Forward Large Cap Equity Fund under an Interim Sub-Advisory Agreement.

The following replaces the information under the heading “Portfolio Managers” on pages 17 - 18 of the SAI:

Piedmont Investment Advisors, LLC: Forward Large Cap Equity Fund

The portfolio manager for the Forward Large Cap Equity Fund is Isaac H. Green, CFA.

FWD000838 - - 607SUP

The tables below include details about the type, number and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Green managed as of March 31, 2007:

Type of Account	Number of Accounts Managed	Total Assets Managed in Millions	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based in Millions
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	24	$908	0	$0

Potential conflicts of interest may arise because Piedmont engages in portfolio management activities for other clients. Piedmont uses a model portfolio management approach in which all accounts are mirrored to a selected model creating substantially equal treatment in terms of investment strategy and investment opportunity. Piedmont’s trading allocation policy is designed to the best of its ability to ensure that the allocation of trades among its client accounts is done in a manner that is fair and equitable to all clients. When consistent with client objectives, orders are aggregated when possible. If a block trade is filled in different lots with the same broker, where possible, Piedmont will arrange for these trades to be average priced to ensure that all the accounts executed at one broker receive the same price.

The portfolio manager’s compensation and incentive program has the following structure: 40-60% Base Salary; 40-60% Performance Bonus.

The Performance Bonus rewards the portfolio manager for having one- and three-year performance that meets or exceeds objectives for excess return for a particular product (i.e., all accounts in a particular model). The Performance Bonus is based on the information ratios generated by all products managed by the individual. Information ratio is a measure of value added by the manager. It is the ratio of (annualized) excess pre-tax return above the benchmark for the product (S&P 500 or Russell 1000) to (annualized) tracking error. The one-year performance bonus is calculated by taking half of the product’s realized information ratio for the past one year. The three-year performance bonus is calculated by taking 100% of the product’s realized information ratio for the past three years. Five-year

FWD000838 - - 607SUP

performance bonuses will be adjusted based on how the five-year pre-tax performance compares to a peer universe.

The portfolio manager is eligible to receive bonuses based upon the growth of the firm.

Effective July 11, 2007, information regarding the ownership of the Forward Funds for the portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio on page 27 of the SAI is amended to delete information with regard to Gregory R. Lai and Jordan Floriani, and the following information is added to the table of ownership of the Funds by the portfolio managers responsible for the day-to-day management of each Fund’s portfolio, and information regarding the aggregate ownership by each such portfolio manager of the Forward Funds on page 26 of the SAI.

Information as of December 31, 2006 (except as noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies*
Isaac H. Green***	Forward Large Cap Equity Fund	A	A

***	Information as of March 31, 2007

The following information regarding proxy voting policies replaces the heading “Affinity Investment Advisors LLC” and the information under that heading on page 28 of the SAI:

Piedmont Investment Advisors, LLC

Piedmont Investment Advisors, LLC has the fiduciary obligation at all times to place the best interest of advisory clients as the sole consideration when voting proxies of portfolio companies. Piedmont Investment Advisors retains the right to vote proxies as deemed appropriate, and may vote proxies through an independent third party. Piedmont Investment Advisors currently uses the Institutional Shareholder Services (“ISS”). Proxy issues shall receive consideration based on all relevant facts and circumstances. As a general rule, Piedmont Investment Advisors shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder

FWD000838 - - 607SUP

influence over the board of directors and management, reduce the alignment of interest between management and shareholders, or reduce the value of shareholders’ investments.

Proxy Review Committee:    Piedmont Investment Advisors has established a Proxy Review committee that has enlisted the services of ISS, to assist with the analysis of voting issues and to carry out the actual voting process. The Proxy Committee considers its fiduciary responsibility to all clients when addressing proxy issues and provides voting instructions to ISS accordingly, taking into account the general policies outlined above. All applicable research, analysis, and other information used by Piedmont Investment Advisors shall be maintained in the same manner and adhere to the applicable laws and regulations for voting client proxies.

Proxy Administrator:    Piedmont Investment Advisors has appointed an individual to serve as Proxy Administrator. The Proxy Administrator, or its designee, will receive, sort, and process proxy materials. The Proxy Administrator maintains adequate proxy voting record keeping systems and provides the Proxy Review Committee with detailed reports regarding proxy voting activities.

In the situations where the proxy voting decision may deviate from Piedmont’s standard and/or is an extenuating circumstance and additional information is needed for deciding how to vote, the Proxy Administrator will address the issue and provide the additional research information to the Management Committee, which meets more frequently than the monthly meeting of the Proxy Review Committee. All relevant information will be considered by the Proxy Review Committee in deciding if a new vote is warranted and in the best interest of clients.

Proxy Voting Service:    Piedmont Investment Advisors currently subscribes to ISS’s Corporate Governance Service, which enables the formulation and updating of proxy voting guidelines, efficient scheduling proxy voting and making sound voting decisions on corporate governance matters at U.S. corporations. Annually Piedmont reviews the guidelines provided to ISS and amends if deemed necessary. The guidelines that Piedmont provides to ISS are what ISS uses to execute the actual voting process. Piedmont provides to ISS on a weekly basis a list of holdings to ensure the voting of any company proxies that are held in clients’ portfolios.

ISS provides research and recommendations to the Proxy Administrator on the issues that would be considered extenuating. The Proxy Administrator, in turn, meets with the Proxy Review Committee and Management Committee to address the voting decision.

FWD000838 - - 607SUP